UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21759

Name of Fund:    BlackRock Long-Horizon Equity Fund

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Long-Horizon Equity Fund,

55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2017

Date of reporting period: 07/31/2017

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2017 (Unaudited)	BlackRock Long-Horizon Equity Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
China — 3.0%
ANTA Sports Products Ltd.	2,522,000	$8,646,204
Germany — 4.0%
Deutsche Post AG, Registered Shares	301,030	11,677,719
India — 3.5%
HDFC Bank Ltd.	354,637	10,154,197
Ireland — 4.3%
Medtronic PLC	150,356	12,625,393
Japan — 3.3%
Olympus Corp.	260,900	9,469,812
Netherlands — 3.0%
ASML Holding NV	58,497	8,821,411
Sweden — 7.9%
Assa Abloy AB, Class B	539,041	11,547,843
Hexagon AB, Class B	230,677	11,398,039

		22,945,882
United Kingdom — 11.3%
AstraZeneca PLC	127,303	7,587,647
British American Tobacco PLC	206,267	12,830,991
Lloyds Banking Group PLC	4,686,301	4,051,481
Shire PLC	146,193	8,172,540

		32,642,659
United States — 56.1%
Alphabet, Inc., Class C (a)	11,044	10,276,442
AutoZone, Inc. (a)	18,191	9,819,866
Colgate-Palmolive Co.	174,394	12,591,247
Comcast Corp., Class A	296,649	11,999,452
Danaher Corp.	173,559	14,143,323
Estee Lauder Cos., Inc., Class A	122,291	12,105,586
First Republic Bank	87,603	8,789,209
H&R Block, Inc.	186,206	5,679,283
Honeywell International, Inc.	78,187	10,642,814
International Paper Co.	161,826	8,897,193
Intuit, Inc.	83,682	11,482,007
Liberty Media Corp. — Liberty Formula One, (Acquired 1/23/17, cost $699,256) (a)(b)	2,716	95,522
Mastercard, Inc., Class A	118,488	15,142,766
Stericycle, Inc. (a)(c)	120,706	9,304,019
Union Pacific Corp.	95,581	9,841,020
UnitedHealth Group, Inc.	62,103	11,911,976

		162,721,725
Total Common Stocks — 96.4%		279,705,002

Corporate Bonds	Par (000)	Value
China — 0.0%
China Milk Products Group Ltd., 0.00%, 1/15/2012 (a)(d)(e)(f)	$1,000	$5,000
United Kingdom — 0.1%
Delta Topco Ltd., (Acquired 1/23/17, cost $149,684), 2.00%, 7/23/19 (b)(d)(g)	119	179,191
Total Corporate Bonds — 0.1%		184,191

Preferred Stock — 2.6%	Shares
United States — 2.6%
Proteus Digital Health, (Acquired 7/22/14, cost $7,000,007), 0.00% (a)(b)(d)	532,725	7,442,168
Total Preferred Securities — 2.6%		7,442,168
Total Long-Term Investments (Cost — $239,910,317) — 99.1%		287,331,361

Short-Term Securities
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.89% (h)(i)	3,370,538	3,370,289

	Beneficial Interest (000)
SL Liquidity Series, LLC, Money Market Series, 1.29% (h)(i)(j)	$2,051	2,050,874
Total Short-Term Securities (Cost — $5,420,949) — 1.9%		5,421,163
Total Investments (Cost — $245,331,266*) — 101.0%		292,752,524
Liabilities in Excess of Other Assets — (1.0)%		(2,772,899)

Net Assets — 100.0%		$289,979,625

*	As of July 31, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$245,449,822

Gross unrealized appreciation	$57,585,617
Gross unrealized depreciation	(10,282,915)

Net unrealized appreciation	$47,302,702

BLACKROCK LONG-HORIZON EQUITY FUND	JULY 31, 2017	1

Schedule of Investments (continued)	BlackRock Long-Horizon Equity Fund

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Restricted security as to resale, excluding 144A securities. As of period end, the Fund held restricted securities with a current value of $7,716,881 and an original cost of $8,491,215 which was 2.7% of its net assets.

(c)	Security, or a portion of the security, is on loan.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	Zero-coupon bond.

(f)	Issuer filed for bankruptcy and/or is in default.

(g)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(h)	During the period ended July 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2016	Net Activity	Shares/ Beneficial Interest Held at July 31, 2017	Value at July 31, 2017	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	3,370,538	3,370,538	$3,370,289	$12,613		—	—
SL Liquidity Series, LLC, Money Market Series	94,353	1,956,111	2,050,464	2,050,874	4,607	[1]	$(260)	$205
Total				$5,421,163	$17,220		$(260)	$205

[1] Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(i)	Current yield as of period end.

(j)	Security was purchased with the cash collateral from loaned securities.

2	BLACKROCK LONG-HORIZON EQUITY FUND	JULY 31, 2017

Schedule of Investments (continued)	BlackRock Long-Horizon Equity Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
China	—	$8,646,204	—	$8,646,204
Germany	—	11,677,719	—	11,677,719
India	—	10,154,197	—	10,154,197
Ireland	$12,625,393	—	—	12,625,393
Japan	—	9,469,812	—	9,469,812
Netherlands	—	8,821,411	—	8,821,411
Sweden	—	22,945,882	—	22,945,882
United Kingdom	—	32,642,659	—	32,642,659
United States	162,626,203	95,522	—	162,721,725
Corporate Bonds	—	—	$184,191	184,191
Preferred Stock	—	—	7,442,168	7,442,168
Short-Term Securities	3,370,289	—	—	3,370,289

Subtotal	$178,621,885	$104,453,406	$7,626,359	$290,701,650

Investments Valued at NAV[1]				2,050,874

Total Investments	$178,621,885	$104,453,406	$7,626,359	$292,752,524

1 As of July 31, 2017, certain of the Fund’s Investments were fair valued using net asset value (“NAV”) per share and have been excluded from the fair value hierarchy.

During the period ended July 31, 2017, there were no transfers between levels.

BLACKROCK LONG-HORIZON EQUITY FUND	JULY 31, 2017	3

Schedule of Investments (concluded)	BlackRock Long-Horizon Equity Fund

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stock	Corporate Bonds	Preferred Stocks	Total
Assets:
Opening Balance, as of October 31, 2016	$46,788	$1,592,557	$7,053,279	$8,692,624
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Accrued discounts/premiums	—	—	—	—
Net realized gain (loss)	(349,150)	(636,759)	—	(985,909)
Net change in unrealized appreciation (depreciation)[1]	915,745	46,885	388,889	1,351,519
Purchases	—	308,700	—	308,700
Sales	(613,383)	(1,127,192)	—	(1,740,575)

Closing Balance as of July 31, 2017	—	$184,191	$7,442,168	$7,626,359

Net change in unrealized appreciation (depreciation) on investments held as of July 31, 2017	—	$24,181	$388,889	$413,070

[1]    Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at July 31, 2017, is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of period end. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $5,000. A significant change in such third party pricing information could result in a significantly lower or higher value of such Level 3 investments.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized
Assets:
Corporate Bonds	$179,191	Market	Yield[1]	11.25%
			Volatility[2]	36.3%
Preferred Stocks	7,442,168	Income	Unlevered beta[2]	1.01
			Private Equity Premium[2]	7.00%
			Company Specific Premium[2]	14.60%

Total	$7,621,359

[1] Increase in unobservable input may result in a significant decrease to value, while a decrease in the unobservable input may result in a significant increase to value.
[2] Increase in unobservable input may result in a significant increase to value, while a decrease in the unobservable input may result in a significant decrease to value.

4	BLACKROCK LONG-HORIZON EQUITY FUND	JULY 31, 2017

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Long-Horizon Equity Fund

By:	/s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Long-Horizon Equity Fund

Date: September 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Long-Horizon Equity Fund

Date: September 25, 2017

By:	/s/ Neal J. Andrews

Neal J. Andrews

Chief Financial Officer (principal financial officer) of

BlackRock Long-Horizon Equity Fund

Date: September 25, 2017